Condensed Financial Information of AMERCO, Statements of Operations (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenues:
Net interest income from subsidiaries	$ 2,558,587	$ 2,512,027	$ 2,251,359
Expenses:
Operating expenses	1,170,568	1,093,190	1,026,577
Total costs and expenses	2,059,404	2,096,020	1,873,664
Interest income (expense)	(90,696)	(90,371)	(88,381)
Total pretax earnings (loss)	408,487	325,636	289,314
Income tax expense	(143,779)	(120,269)	(105,739)
Net earnings	264,708	205,367	183,575
Less: Excess of redemption value over carrying value of preferred shares redeemed		(5,908)	(178)
Less: Preferred stock dividends		(2,913)	(12,412)
Earnings available to common shareholders	264,708	196,546	170,985
Basic and diluted earnings per common share	$ 13.56	$ 10.09	$ 8.8
Weighted average common shares outstanding: basic and diluted	19,518,779	19,476,187	19,432,781
AMERCO
Revenues:
Net interest income from subsidiaries	5,329	6,085	5,160
Expenses:
Operating expenses	13,611	9,081	7,489
Other expenses	97	98	99
Total costs and expenses	13,708	9,179	7,588
Equity in earnings of subsidiaries	212,164	149,160	132,570
Interest income (expense)	91,125	94,278	85,584
Total pretax earnings (loss)	294,910	240,344	215,726
Income tax expense	(30,202)	(34,649)	(31,600)
Net earnings	264,708	205,695	184,126
Less: Excess of redemption value over carrying value of preferred shares redeemed	0	(5,908)	0
Less: Preferred stock dividends		(3,241)	(12,963)
Earnings available to common shareholders	$ 264,708	$ 196,546	$ 171,163
Basic and diluted earnings per common share	$ 13.56	$ 10.09	$ 8.81
Weighted average common shares outstanding: basic and diluted	19,518,779	19,476,187	19,432,781